16) Income tax and social contribution (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Before tax [Member]
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	R$ (200,532)	R$ 10,027,427	R$ (512,397)
Exchange differences on translations of foreign operations	235,863	73,867	113,198
Other	(39,523)	(371,887)	(154,607)
Total	(4,192)	9,729,407	(553,806)
Tax (expense)/ benefit [Member]
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	218,123	(4,231,992)	215,482
Exchange differences on translations of foreign operations
Other	17,930	167,349	61,843
Total	236,053	(4,064,643)	277,325
Net of tax [Member]
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	17,591	5,795,435	(296,915)
Exchange differences on translations of foreign operations	235,863	73,867	113,198
Other	(21,593)	(204,538)	(92,764)
Total	R$ 231,861	R$ 5,664,764	R$ (276,481)